Financial Risk Management Objectives and Policies (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial risk management [text block] [Abstract]
Percentage of USD/AUD exchange rate	4.90%	3.30%